Cover	Oct. 05, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2021
Current Fiscal Year End Date	--03-31
Entity File Number	000-50390
Entity Registrant Name	KYTO TECHNOLOGY AND LIFE SCIENCE, INC.
Entity Central Index Key	0001164888
Entity Tax Identification Number	65-1086538
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	13050 La Paloma Road
Entity Address, City or Town	Los Altos Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94022
City Area Code	650
Local Phone Number	204-7896
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable